Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 1,079,356	$ 767,494
Restricted Cash	228,840	0
Accounts receivable	2,461,746	1,221,962
Inventory	238,794	0
Marketable securities	1,018,573	1,018,573
Deposits and prepaid expenses	373,994	528,468
Total current assets	5,401,303	3,536,497
Non-current assets:
Fixed assets, net of accumulated depreciation of $1,785,401	2,406,591	309,877
Oil & gas properties using full-cost accounting, net of accumulated DD&A	61,349,403	33,202,898
Other non-current assets	834,180	0
Total non-current assets	64,590,174	33,512,775
Total assets	69,991,477	37,049,272
Current liabilities:
Accounts payable	2,424,009	2,384,090
Accrued liabilities	3,070,461	590,205
Derivative liability	1,011,708	757,181
Note Payable	0	825,000
Total current liabilities	6,506,178	4,556,476
Non-Current Liabilities
Asset retirement obligation	2,687,801	1,336,151
Derivative liability	339,642	1,043,114
Long-term debt	31,547,255	8,500,000
Total non-current liabilities	34,574,698	10,879,265
Total liabilities	41,080,876	15,435,741
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized, 4,779,460 shares issued and outstanding	4,780	4,780
Common stock, $0.001 par value, 250,000,000 shares authorized; shares issued and outstanding - 115,004,045 at December 31, 2013 and 73,586,529 at December 31, 2012	115,005	73,587
Treasury stock, 5,570,000 shares at December 31, 2013 and at December 31,2012	(2,551,000)	(2,551,000)
Accumulated other comprehensive income	(552,589)	(552,589)
Paid in capital	52,356,811	45,352,096
Retained (deficit)	(20,462,406)	(20,713,343)
Total stockholders' equity	28,910,601	21,613,531
Total liabilities and stockholders' equity	$ 69,991,477	$ 37,049,272